Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Description of Plan [Line Items]
Description of Plan
1 Description of Plan
The following description of the Waters Employee Investment Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan, effective August 19, 1994, was created to provide an opportunity for eligible employees of Waters Technologies Corporation (“Waters” or the “Company”) and any eligible legally affiliated company to provide for their future financial security through participation in a systematic savings program to which each participating employer (the “Employer”) also contributes. The Plan is a defined contribution plan covering substantially all employees of the Company and its affiliates who work in the United States. The Plan is designed to take advantage of provisions of the Internal Revenue Code of 1986, as amended (the “Code”), which allow a participant to elect to reduce taxable compensation (subject to certain limitations) with the amount of such reduction being contributed to the Plan by the Employer on behalf of the electing participant. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
Eligibility
Employees are eligible to participate and are automatically enrolled in the Plan immediately upon their date of hire or rehire. Unless the employee elects to suspend automatic contributions, the automatic participation will commence at 3% of annual eligible compensation and increase 1% each year until contributions reach 6% of annual eligible compensation.
Contributions
Subject to certain limitations under the Code, participants may elect to voluntarily contribute to the Plan through payroll deductions from 1% to 60% of their annual compensation, as defined in the Plan document, on a pretax basis and/or on an after-tax
basis as a Roth 401(k) contribution. Participants who have attained age 50, or who will reach age 50 during the year, may elect to make an additional pretax contribution or Roth 401(k) contribution, or both, to the Plan. As of December 31, 2025 and 2024, participants had various investment options in which to direct the investment of their contributions and Company contributions. Each investment option offers a different level of risk and expected rate of return.
For contribution purposes, compensation includes salary, lump sum cash payments of merit pay increases, commissions, overtime pay, shift differentials, short-term disability pay, unused vacation pay, bonuses paid under the performance bonus plan and annual incentive bonuses or certain other designated incentive plans. The Employer will match 100% of the first 6% of compensation contributed by the participant to the Plan on a combined pretax and Roth 401(k) basis. The Employer matching contribution is effective immediately upon date of eligibility and follows the investment elections
selected by the participant for employee contributions. All contributions are subject to the limitations of the Code.
Participants direct their elective contributions into various investment options offered by the Plan, which include a self-directed brokerage account feature and a stock fund for common stock of Waters Corporation (the “Stock Fund”), and can change their investment options on a daily basis.
The Plan is a Safe Harbor Plan, which provides for pretax or Roth 401(k)
catch-up
contributions by participants who have attained age 50 before the close of the Plan year, to satisfy the alternative methods of meeting nondiscrimination requirements, and redefine employer matching contributions.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, any applicable Employer matching contributions and an allocation of Plan earnings, and is charged with an allocation of administrative expenses to the extent that they are paid by the Plan. Certain administrative expenses are charged directly against participants’ accounts. Allocations of earnings and expenses are based on the participant account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account balance.

Vesting
Participants are immediately vested in their voluntary contributions as well as Employer matching contributions, plus actual earnings thereon.
Rollover Election
Employees may make an eligible rollover contribution to the Plan at any time.
Administration
Fidelity Management Trust Company (“Fidelity”) is the trustee and custodian for the Plan. Fidelity Workplace Services LLC is the recordkeeper for the Plan.
Benefits
Upon termination of service due to death, disability, retirement or other reason, a participant or beneficiary may elect to receive a lump-sum
amount equal to the value of the participant’s vested interest in his or her account balance or annual or more frequent installments over a period not to extend beyond the life expectancy of the participant. The Plan also allows participants who are actively employed and have attained the age of 59 1/2 to withdraw all or any portion of their account balance for any reason. The Plan also provides for certain hardship withdrawals.
Administrative Expenses
Certain administrative expenses, including loan maintenance, brokerage account fees, the Stock Fund administrative fees and in-service
withdrawal fees, are paid by the participants. Other expenses, such as legal, audit and consulting fees, incurred in the administration of the Plan are paid by the Company. A portion of the operating expenses and management fees is returned to the Plan based on revenue sharing arrangements. The revenue sharing amounts received are recorded as other income in the statement of changes in net assets available for benefits.
Notes Receivable from Participants
Participants in the Plan may borrow from their account balance, with a maximum of two loans permitted per participant. A participant may borrow an amount greater than or equal to $1,000 but not to exceed the lesser of (a) $50,000 minus the largest outstanding loan balance in the twelve months preceding the loan request or (b) 50% of the total account balance minus current outstanding loan balances. Principal and interest are repaid through payroll deductions for a period of up to five years, except for loans made for purchasing or constructing a principal residence for which the repayment term may be up to 20 years. The loans bear interest at a fixed rate equal to the prime rate on the first business day of the calendar quarter in which the loan is funded and are collateralized by the participant’s account balances. At December 31, 2025, interest rates on outstanding loans ranged from 3.25% to 8.50%.